Goodwill and other intangible assets - Schedule of Movements in Goodwill (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Gross value
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases		€ 1,554	[1]		€ 3,112	[1]		€ 571
Gross value | Products, trademarks and other rights
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases		444	[1]		1,970	[1]		195
Antibodies Collaboration agreement | Gross value | Products, trademarks and other rights | Teva Pharmaceuticals
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases | $							$ 500
Antibodies Collaboration agreement | Gross value | Products, trademarks and other rights | Janssen Pharmaceuticals, Inc
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases | $							$ 175
Antibodies Collaboration agreement | Gross value | Products, trademarks and other rights | Novavax
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases | $				$ 500
Antibodies Collaboration agreement | Gross value | Products, trademarks and other rights | Corxel Pharmaceuticals
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases | $				$ 300
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance		49,404			49,892			48,056
Acquisitions during the period		0			475	[2]		609
Other movements during the period	[3]	(351)			(90)			(258)
Currency translation differences		1,586			(873)			1,485
Increase (decrease) through reclassification, intangible assets other than goodwill	[4]	(7,255)
Ending balance		€ 43,384			€ 49,404			€ 49,892

[1]	(f)This line mainly comprises:
In 2023:
–the rights acquired as a result of the simplification agreed between Sanofi and AstraZeneca in April 2023 in respect of the agreements on Beyfortus
(nirsevimab) (see Note C.2.);
–an upfront payment of $500 million relating to the rights acquired under the agreement with Teva Pharmaceuticals on the co-development and co-
commercialization of TEV’574;and
–an upfront payment of $175 million for the rights acquired under the agreement with Janssen Pharmaceuticals, Inc. relating to a vaccine against extra-intestinal pathogenic strains of E-Coli.
In 2024:
–an upfront payment of $500 million for the rights acquired under the agreement with Novavax relating to the co-exclusive license agreement for the co-commercialization of a COVID-19 vaccine and the development of a combined flu-COVID-19 vaccine; and
–an upfront payment of $300 million for the rights acquired under an agreement with Corxel Pharmaceuticals for the development and commercialization rights to aficamten in China.

[2]	(c)The final purchase price allocation for QRIB Intermediate Holdings, LLC resulted in the recognition of intangible assets (other than goodwill) of
€774 million as of the acquisition date (September 29, 2023) and of goodwill measured at €484 million as of the acquisition date (see Note D.1.).

[3]	(a)This line mainly comprises the amount of goodwill allocated to divested operations in accordance with paragraph 86 of IAS 36, including in 2024 the allocated goodwill relating to the divestment of the Enjaymo activity to Recordati (see Note D.1.). For 2022, this line includes the loss of control of
EUROAPI (see Note D.1.).

[4]	(b)The Opella goodwill is presented within Assets held for sale (see Note D.1.).